Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2024
Property, plant and equipment [abstract]
Disclosure of Property, Plant and Equipment

	SA Rand
Figures in million	2024	2023
Mining assets	28 884	28 618
Mining assets under construction	7 502	5 051
Undeveloped properties	4 475	7 385
Other non-mining assets	487	453
Total property, plant and equipment	41 348	41 507
The movement in the mining assets is as follows:

	SA Rand
Figures in million	2024	2023
Cost
Balance at beginning of year	76 774	70 587
Fully depreciated assets no longer in use derecognised (a)	(586)	(1 419)
Additions (b)	5 426	5 930
Scrapping of assets (c)	(622)	(772)
Adjustment to rehabilitation asset (d)	(531)	(111)
Transfers and other movements (e)	749	596
Translation	(2 111)	1 963
Balance at end of year	79 099	76 774
Accumulated depreciation and impairments
Balance at beginning of year	48 156	45 267
Fully depreciated assets no longer in use derecognised (a)	(586)	(1 419)
Scrapping of assets (c)	(525)	(590)
Depreciation	4 546	3 368
Translation	(1 376)	1 530
Balance at end of year	50 215	48 156
Net carrying value	28 884	28 618

(a)Primarily relates to fully depreciated assets derecognised at the Hidden Valley, Tshepong North, Moab Khotsong and Doornkop operations.

(b)Included in additions for 2024 is an amount of R84 million (2023: R188 million) for capitalised depreciation associated with stripping activities at the Hidden Valley operations.

(c)Refer to note 8 for the total loss on scrapping recognised. Primarily relates to the Tshepong North and Kusasalethu operations.

(d)Refer to note 24 for details on the adjustment to the rehabilitation asset.

(e)Transfer of assets mainly relates to assets under construction transferred to mining assets. During the 2024 year an amount of R761 million (2023: R539 million) was transferred to mining assets at Hidden Valley. This related to ongoing mining development costs.
The movement in the mining assets under construction is as follows:

	SA Rand
Figures in million	2024	2023
Cost
Balance at beginning of year	5 721	3 802
Additions (a)	3 247	2 053
Finance costs capitalised (b)	237	123
Transfers and other movements	(770)	(539)
Translation	(263)	282
Balance at end of year	8 172	5 721
Accumulated impairments
Balance at beginning of year	670	670
Balance at end of year	670	670
Net carrying value	7 502	5 051

(a)    The additions for 2024 mainly relates to Hidden Valley of R865 million (2023: R582 million), Zaaiplaats project of R794 million (2023: R537 million), Doornkop 207/212 Level project of R251 million (2023: R304 million) and the Kareerand TSF Expansion project of R960 million (2023: R462 million).
(b)    Refer to note 10 for further detail on the capitalisation rate applied
The movement in the undeveloped properties is as follows:

	SA Rand
Figures in million	2024	2023
Cost
Balance at beginning of year	8 861	5 478
Acquisitions[1]	—	3 154
Transfers and other movements	9	—
Translation	(127)	229
Balance at end of year	8 743	8 861
Accumulated depreciation and impairments
Balance at beginning of year	1 476	1 474
Impairment[2]	2 793	—
Translation	(1)	2
Balance at end of year	4 268	1 476
Net carrying value	4 475	7 385
[1]    Refer to note 13 for details on the fair value of assets acquired following the Eva Copper acquisition.
[2]    Relates to Target North. Refer to note 6 for details.
The movement in the non-mining assets is as follows:

	SA Rand
Figures in million	2024	2023
Cost
Balance at beginning of year	1 000	895
Fully depreciated assets no longer in use derecognised	—	(7)
Additions	117	108
Translation	(1)	4
Balance at end of year	1 116	1 000
Accumulated depreciation and impairments
Balance at beginning of year	547	479
Fully depreciated assets no longer in use derecognised	—	(7)
Depreciation	82	74
Translation	—	1
Balance at end of year	629	547
Net carrying value	487	453

Disclosure of Gold Price, Silver Price, Exchange Rates and Gold Resource Value Assumptions
During the years under review, the group calculated the recoverable amounts (generally fair value less costs to sell) of CGUs for which indicators of impairment were identified (refer to note 5). These recoverable amounts are based on updated life-of-mine plans and the following relevant assumptions:

	2024	2023	2022
US$ gold price per ounce
– Year 1	2 258	1 932	1 861
– Year 2	2 173	1 844	1 744
– Year 3	2 049	1 725	1 664
– Long term (Year 4 onwards)	1 772	1 582	1 546
US$ silver price per ounce
– Year 1	n/a	n/a	23.85
– Year 2	n/a	n/a	22.42
– Year 3	n/a	n/a	21.46
– Long term (Year 4 onwards)	n/a	n/a	19.38
US$ copper price per pound	n/a	n/a	3.30
Exchange rate (R/US$)
– Year 1	18.39	18.28	15.55
– Year 2	17.96	17.44	15.34
– Year 3	18.36	17.13	15.26
– Long term (Year 4 onwards)	18.26	16.22	15.35
Exchange rate (PGK/US$)	n/a	n/a	3.50
Rand gold price (R/kg)
– Year 1	1 335 000	1 135 000	931 000
– Year 2	1 255 000	1 034 000	860 000
– Year 3	1 209 000	950 000	816 000
– Long term (Year 4 onwards)	1 040 000	825 000	763 000

The following are the attributable gold resource value assumptions:

	South Africa			Hidden Valley
US dollar per ounce	2024	2023	2022	2024	2023	2022
Underground resources
Measured	16.50	n/a	16.50	n/a	n/a	n/a
Indicated	9.00	n/a	9.00	n/a	n/a	n/a
Inferred	3.60	n/a	3.60	n/a	n/a	n/a
Surface resources
Measured	n/a	n/a	30.00	n/a	n/a	n/a
Indicated	n/a	n/a	17.50	n/a	n/a	9.00
Inferred	n/a	n/a	8.00	n/a	n/a	n/a

Disclosure of Sensitivity Analysis - Impairment of Assets

	SA Rand
Figures in million	2024	2023
11.9% decrease (2023: 11.8% decrease)
Doornkop	2 623	n/a
Target 1	450	1 719
Target North	2 898	n/a
Kusasalethu	n/a	—
Kalgold	n/a	475
11.9% increase (2023: 11.8% increase)
Target North	2 688	n/a